Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies

Description of Business: Parke Bancorp, Inc. (the “Company, we, us, our”) is a bank holding company headquartered in Sewell, New Jersey. Through subsidiaries, the Company provides individuals, corporations and other businesses, and institutions with commercial and retail banking services, principally loans and deposits. The Company was incorporated in January 2005 under the laws of the State of New Jersey for the sole purpose of becoming the holding company of Parke Bank (the "Bank").

The Bank is a commercial bank, which was incorporated on August 25, 1998, and commenced operations on January 28, 1999. The Bank is chartered by the New Jersey Department of Banking and Insurance and its deposits are insured by the Federal Deposit Insurance Corporation. The Bank maintains its principal office at 601 Delsea Drive, Sewell, New Jersey, and seven additional branch office locations; 501 Tilton Road, Northfield, New Jersey, 567 Egg Harbor Road, Washington Township, New Jersey, 67 East Jimmie Leeds Road, Galloway Township, New Jersey, 1150 Haddon Avenue, Collingswood, New Jersey, 1610 Spruce Street, Philadelphia, Pennsylvania, and 1032 Arch Street, Philadelphia, Pennsylvania.

The accounting and financial reporting policies of the Company and Subsidiaries conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices within the banking industry. The policies that materially affect the determination of financial position, results of operations and cash flows are summarized below.

Principles of Consolidation: The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Parke Bank. Also included are the accounts of 44 Business Capital Partners LLC, a joint venture formed in 2009 to originate and service Small Business Administration (“SBA”) loans. Parke Bank had a 51% ownership interest in the joint venture. The assets of the joint venture were sold on April 29, 2016. Parke Capital Trust I, Parke Capital Trust II and Parke Capital Trust III are wholly-owned subsidiaries but are not consolidated because they do not meet the requirements for consolidation under applicable accounting guidance. All significant inter-company balances and transactions have been eliminated.

Investment Securities: At December 31, 2017 and 2016, the Company held investment securities that would be held for indefinite periods of time, including securities that would be used as part of the Company’s asset/liability management strategy and possibly sold in response to changes in interest rates, prepayments and similar factors. These securities are classified as “available for sale” and are carried at fair value, with any temporary unrealized gains or losses reported as other comprehensive income, net of the related income tax effect.

At December 31, 2017 and 2016, the Company also reported investments in securities that were carried at cost, adjusted for amortization of premium and accretion of discount. The Company has the intent and ability to hold these investment securities to maturity considering all reasonably foreseeable events or conditions. These securities are classified as “held to maturity.”

Declines in the fair value of individual debt securities below their cost that are deemed to be other than temporary result in write-downs of the individual securities to their fair value. Debt securities that are deemed to be other than temporarily impaired are reflected in earnings as realized losses to the extent impairment is related to credit losses. The amount of the impairment for debt securities related to other factors is recognized in other comprehensive income (loss). In evaluating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events, and (4) for fixed maturity securities, whether the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of the cost basis, which may be maturity and such loss is taken into earnings.

The amortization of premiums and accretion of discounts over the contractual lives of the related securities are recognized in interest income using the interest method. Gains and losses on the sale of such securities are accounted for using the specific identification method.

Restricted Stock: Restricted stock includes investments in the common stock of the Federal Home Loan Bank of New York (“FHLBNY”) and the Atlantic Central Bankers Bank for which no market exists and, accordingly, is carried at cost. The stocks have no quoted market value and are subject to redemption restrictions. Management reviews these stocks for impairment based on the ultimate recoverability of the cost basis in the stock. The stocks’ value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. Management considers such criteria as the significance of the decline in net assets, if any, the length of time this situation has persisted and the financial performance of the issuers. In addition, management considers any commitments by the FHLBNY to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLBNY and the liquidity position of the FHLBNY.

Loans: The Company makes commercial, real estate and consumer loans to customers. A substantial portion of the loan portfolio is represented by loans in the Southern New Jersey and Philadelphia, Pennsylvania markets. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal amount, adjusted for charge-offs, the allowance for loan losses and any unamortized deferred fees or costs on originated loans. Interest income on loans is recognized as earned based on contractual interest rates applied to daily principal amounts outstanding.

Loans-Non-accrual: Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet contractual payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.

Troubled Debt Restructuring: Troubled debt restructuring (“TDRs”) are loans for which the Company, for legal or economic reasons related to a debtor’s financial difficulties, has granted a concession to the debtor that it otherwise would not have considered. Concessions that result in the categorization of a loan as a TDR include but are not limited to:

•	Reduction (absolute or contingent) of the stated interest rate;

•	Extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk;

•	Reduction (absolute or contingent) of the face amount or maturity amount of the debt as stated in the instrument or other agreement; or

•	Reduction (absolute or contingent) of accrued interest.

TDRs are reported as impaired loans. Interest income on TDR loans is recognized consistent with the Company’s non-accrual loan policy stated above.

Concentration of Credit Risk: The Company’s loans are generally to customers in Southern New Jersey and the Philadelphia area of Pennsylvania. Loans to general building contractors, general merchandise stores, restaurants, motels, warehouse space, and real estate ventures (including construction loans) constitute a majority of commercial loans. The concentrations of credit by type of loan are set forth in Note 4. Generally, loans are collateralized by assets of the borrower and are expected to be repaid from the borrower’s cash flow or proceeds from the sale of selected assets of the borrower.

Loan Fees: Loan fees and direct costs associated with loan originations are netted and deferred. The deferred amount is recognized as an adjustment to loan interest over the term of the related loans using the interest method. Loan brokerage fees represent commissions earned for facilitating loans between borrowers and other companies and is recorded as loan fee income. Loan fee income also includes prepayment penalties on loans.

Allowance for Loan Losses: The allowance for loan losses is maintained through charges to the provision for loan losses in the Consolidated Statements of Income as losses are estimated to have occurred. Loans or portions thereof that are determined to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance. The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses in the balance of the loan portfolio, based on an evaluation of collectability of existing loans and prior loss experience. When evaluating the adequacy of the allowance, an assessment of the loan portfolio will typically take into consideration changes in the composition and volume of the loan portfolio, overall portfolio quality and past loss experience, review of specific problem loans, current economic conditions which may affect borrowers’ ability to repay, changes in values of collateral and other factors which may warrant current recognition. Such periodic assessments may, in management’s judgment, require the Company to recognize additions or reductions to the allowance.

Various regulatory agencies periodically review the adequacy of the Company’s allowance for loan losses as an integral part of their examination process. Such agencies may require the Company to recognize additions or reductions to the allowance based on their evaluation of information available to them at the time of their examination. It is reasonably possible that the above factors may change significantly and, therefore, affect management’s determination of the allowance for loan losses in the near term.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired, including TDRs. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value for collateral-dependent loans, or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans and is based on historical charge-off experience and incurred losses given the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Factors considered by management when evaluating impaired loans include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loans effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately evaluate individual consumer loans for impairment.

Other Real Estate Owned (“OREO”): Real estate acquired through foreclosure or other proceedings is initially carried at fair value less estimated costs of disposal which establishes a new cost basis. Costs of improving OREO are capitalized to the extent that the carrying value does not exceed its fair value less estimated selling costs. Subsequent valuation adjustments, declines, if any, are recognized as a charge against current earnings. Holding costs are charged to expense. Gains and losses on sales are recognized in noninterest income as they occur.

Interest Rate Risk: The Company is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other borrowed and brokered funds, to make commercial, commercial mortgage, residential mortgage, and consumer loans, and to invest in overnight and term investment securities. Inherent in such activities is interest rate risk that results from differences in the maturities and repricing characteristics of these assets and liabilities. For this reason, management regularly monitors the level of interest rate risk and the potential impact on net income.

Bank Premises and Equipment: Bank premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed and charged to expense using the straight-line method over the estimated useful lives of the assets, generally three years for computers and software, five to ten years for equipment and forty years for buildings. Leasehold improvements are amortized to expense over the shorter of the term of the respective lease or the estimated useful life of the improvements.

Income Taxes: Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Realization of deferred tax assets is dependent on generating sufficient taxable income in the future.
When tax returns are filed, it is highly certain that some positions taken will be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits would be recognized in income tax expense on the income statement.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2017, 2016 or 2015. The Company does not have an accrual for uncertain tax positions as of December 31, 2017 or 2016, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2014 and thereafter are subject to further examination by tax authorities, with the exception of the State of New Jersey for which tax returns for all years 2013 and thereafter are subject to further examination.

The U.S. Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017 and introduces significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21%. Due to the timing of the enactment and the complexity involved in applying the provisions of the Tax Act, we have made reasonable estimates of the effects in our financial statements for the year ended December 31, 2017. As we collect and prepare necessary data, and interpret any additional guidance issued by the U.S. Treasury Department, the IRS or other standard-setting bodies, we may make adjustments. Those adjustments may materially impact the provision for income taxes and the effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the enactment of the Tax Act will be completed in 2018.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term include the allowance for loan losses, other than temporary impairment losses on investment securities, the valuation of deferred income taxes, and the carrying value of OREO.

Segment Reporting: The Company operates one reportable segment of business, “community banking”. Through its community banking segment, the Company provides a broad range of retail and community banking services.

Comprehensive Income: Comprehensive income consists of net income and other gains and losses affecting shareholders' equity that, under GAAP, are excluded from net income, including unrealized gains and losses on available for sale securities.

Accumulated other comprehensive loss consisted of the following at December 31, 2017 and 2016:

	2017	2016
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$—	$(309)
Unrealized (losses) gains on available for sale securities without OTTI	(207)	(273)
Tax impact	77	233
	$(130)	$(349)

Earnings Per Common Share: Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options outstanding and convertible preferred stock. To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2017 and 2016 (Note 13). Earnings per common share have been computed based on the following for 2017, 2016 and 2015:

	2017	2016	2015
	(dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$10,751	$17,310	$9,497
Average common shares outstanding	7,657,756	7,507,709	7,309,874
Basic earnings per common share	$1.40	$2.31	$1.30
Diluted earnings per common share
Net income available to common shareholders	$10,751	$17,310	$9,497
Dividend on Preferred Series B	1,119	1,200	1,200
Net income available to common shareholders pre dividend on Preferred Series B	$11,870	$18,510	$10,697
Average common shares outstanding	7,657,756	7,507,709	7,309,874
Dilutive potential common shares	1,901,879	2,114,563	2,258,431
Total diluted average common shares outstanding	9,559,635	9,622,272	9,568,305
Diluted earnings per common share	$1.24	$1.92	$1.12

For 2017, 2016 and 2015, there were no options outstanding that were not included in the computation of diluted EPS because the options’ common stock equivalents and preferred stock were anti-dilutive.

Statement of Cash Flows: Cash and cash equivalents include cash and due from financial institutions and federal funds sold. For the purposes of the statement of cash flows, changes in loans and deposits are shown on a net basis.

Recently Issued Accounting Pronouncements:

In February 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The amendment in this update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the December 22, 2017, enactment of the reduced federal corporate income tax rate, which is effective in 2018. For public companies, the update is effective for annual periods beginning after December 15, 2018, with early adoption permitted. The amendment can be adopted at the beginning of the period or on a retrospective basis. The Company plans to adopt the amendment in the first quarter of 2018 using the beginning of the period option. The reclassified amount will be $27,000.

During August 2016, the FASB issued ASU 2016-15, which is new guidance related to the Statement of Cash Flows. The new guidance clarifies the classification within the statement of cash flows for certain transactions, including debt extinguishment costs, zero-coupon debt, contingent consideration related to business combinations, insurance proceeds, equity method distributions and beneficial interests in securitizations. The guidance also clarifies that cash flows with aspects of multiple classes of cash flows or that cannot be separated by source or use should be classified based on the activity that is likely to be the predominant source or use of cash flows for the item. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The adoption of this guidance is not expected to be material to the consolidated financial statements.

During June 2016, the FASB issued ASU 2016-13, Financial Instruments Credit Losses. ASU 2016-13 (Topic 326), replaces the incurred loss impairment methodology in current GAAP with an expected credit loss methodology and requires consideration of a broader range of information to determine credit loss estimates. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. Purchased credit impaired loans will receive an allowance account at the acquisition date that represents a component of the purchase price allocation. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses, with such allowance limited to the amount by which fair value is below amortized cost. This guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company is currently in the process of gathering historical loan data required for the credit loss methodology and is reviewing a model from a third-party vendor. While we expect this standard will have an impact on the Company’s financial statements, we are still in process of conducting our evaluation.

On January 5, 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU changes to the current GAAP model primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities is largely unchanged. ASU 2016-01 is effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We do not have a significant amount of equity securities classified as available-for-sale (“AFS”). Additionally, we do not have any financial liabilities accounted for under the fair value option. Therefore, the transition adjustment upon adoption of this guidance is not expected to be material.

On February 25, 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 includes a lessee accounting model that recognizes two types of leases - finance leases and operating leases. The standard requires that a lessee recognize on the balance sheet assets and liabilities for leases with lease terms of more than 12 months. Leases with terms of less than 12 months are exempt from the new standard. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee will depend on its classification as finance or operating lease. New disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases are also required. These disclosures include qualitative and quantitative requirements, providing information about the amounts recorded in the financial statements. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years; that is, for a calendar year-end public entity, the changes take effect beginning January 1, 2019. The Company is working on gathering all key lease data elements to meet the requirements of the new guidance. The resulting change from this ASU should not have a major impact on the Company's financial statements.

During March 2016, the FASB issued ASU 2016-09, Stock Compensation. ASU 2016-09 (Topic 718) eliminates the concept of additional paid-in capital pools for stock-based awards and requires that the related excess tax benefits and tax deficiencies be classified as an operating activity in the statement of cash flows. The new guidance also allows entities to make a one-time policy election to account for forfeitures when they occur, instead of accruing compensation cost based on the number of awards expected to vest. Additionally, the new guidance changes the requirement for an award to qualify for equity classification by permitting tax withholding up to the maximum statutory tax rate instead of the minimum statutory tax rate. Cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity in the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. The adoption of this guidance has had no impact to the consolidated financial statements.

During May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 (Topic 606) supersedes the revenue recognition requirements in Accounting Standards Codification Topic 606, Revenue Recognition, and most industry-specific guidance throughout the Accounting Standards Codification. The guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. During August 2015, the FASB provided a one-year deferral of the effective date; therefore, the guidance is effective for interim and annual reporting periods beginning after December 15, 2017. The FASB has also issued clarification guidance as it relates to principal versus agent considerations for revenue recognition purposes and clarification guidance on other various considerations related to the new revenue recognition guidance. Additionally, during April 2016, the FASB issued further clarification guidance related to identifying performance obligations and licensing. The guidance has specifically excluded revenue derived from financial instruments, the source of the majority of the Company’s revenue, and management has determined the impact from the implementation of this guidance will not be material.